PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of prepaid expenses and other current assets (Parenthetical) (Details) ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Wuhang Yungteng Logistics Company Limited [Member]
Disposal group including discontinued operation consideration	¥ 26,676
Gain loss on disposal of business	¥ 1,000
Disposal Of Business Balance Consideration Yet To Be Received			¥ 16,713
Minimum [Member]
Finance receivable interest percentage		4
Maximum [Member]
Finance receivable interest percentage		12
Finance Receivable One [Member]
Finance receivable principal amount		$ 15.3	97,548
Finance Receivable Two [Member]
Finance receivable principal amount		4.7	29,966
Finance Receivable Three [Member]
Finance receivable principal amount			800
Finance Receivable Four [Member]
Finance receivable principal amount			12,000
Finance Receivable Five [Member]
Finance receivable principal amount			10,000
Finance Receivable Six [Member]
Finance receivable principal amount			30,000
Finance Receivable Seven [Member]
Finance receivable principal amount			40,000
Finance Receivable One Two And Three [Member]
Finance receivable principal amount		$ 20.0	¥ 130,498